Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 26, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

GRANT OF PLAN-BASED AWARDS

Name	Grant Date	All Other Option Awards: Number of Shares of Stock or Units (#)	Grant Date Fair Value of Stock Awards ($)
Luciano Melluzzo	8/26/2024	102,368	$620,350
Scott Glassman	8/26/2024	61,281	371,363

Each named executive officer was granted restricted stock units (RSUs) on August 26, 2024.

Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	All Other Option Awards: Number of Shares of Stock or Units (#)	Grant Date Fair Value of Stock Awards ($)
Luciano Melluzzo	8/26/2024	102,368	$620,350
Scott Glassman	8/26/2024	61,281	371,363

Luciano Melluzzo [Member]
Awards Close in Time to MNPI Disclosures
Name		Luciano Melluzzo
Underlying Securities		102,368
Fair Value as of Grant Date		$ 620,350
Scott Glassman [Member]
Awards Close in Time to MNPI Disclosures
Name		Scott Glassman
Underlying Securities		61,281
Fair Value as of Grant Date		$ 371,363